FINANCIAL SERVICES - Schedule of Changes in the Allowance for Financing Receivable Losses (Details) - Customer receivables - USD ($) $ in Millions	12 Months Ended
	Feb. 02, 2018	Feb. 03, 2017
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balances at beginning of period	$ 143	$ 176
Charge-offs, net of recoveries	(101)	(108)
Provision charged to income statement	103	75
Balances at end of period	145	143
Revolving
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balances at beginning of period	91	118
Charge-offs, net of recoveries	(84)	(91)
Provision charged to income statement	74	64
Balances at end of period	81	91
Fixed-term
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balances at beginning of period	52	58
Charge-offs, net of recoveries	(17)	(17)
Provision charged to income statement	29	11
Balances at end of period	$ 64	$ 52